Fund Holdings
March 31, 2025
Our Funds
Daily Income Fund (HDIXX)
Short-Term Government Securities Fund (HOSGX)
Short-Term Bond Fund (HOSBX)
Intermediate Bond Fund (HOIBX)
Stock Index Fund (HSTIX)
Value Fund (HOVLX)
Growth Fund (HNASX)
International Equity Fund (HISIX)
Small-Company Stock Fund (HSCSX)

Portfolio of Investments
Daily Income Fund  |  March 31, 2025  |  (Unaudited)

U.S. Government & Agency Obligations | 75.7% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Federal Farm Credit Bank	4.43%(a)	05/13/25	$2,000,000	$2,000,000
Federal Farm Credit Bank	4.51(a)	05/28/25	500,000	500,000
Federal Farm Credit Bank	4.51(a)	05/30/25	1,000,000	1,000,000
Federal Farm Credit Bank	4.44(a)	07/18/25	1,000,000	1,000,000
Federal Farm Credit Bank	4.52(a)	08/13/25	750,000	750,000
Federal Farm Credit Bank	4.53(a)	08/22/25	500,000	500,000
Federal Farm Credit Bank	4.55(a)	11/28/25	500,000	500,000
Federal Farm Credit Bank	4.55(a)	12/01/25	500,000	500,000
Federal Farm Credit Bank	4.54(a)	12/15/25	1,000,000	1,000,000
Federal Farm Credit Bank	4.54(a)	01/12/26	500,000	500,000
Federal Farm Credit Bank	4.54(a)	01/29/26	500,000	500,000
Federal Farm Credit Bank	4.48(a)	02/02/26	1,500,000	1,500,000
Federal Farm Credit Bank	4.48(a)	02/12/26	1,000,000	1,000,000
Federal Farm Credit Bank	4.51(a)	03/12/26	1,000,000	1,000,000
Federal Farm Credit Bank	4.48(a)	05/21/26	500,000	500,000
Federal Farm Credit Bank	4.49(a)	06/03/26	1,000,000	1,000,000
Federal Farm Credit Bank	4.48(a)	08/07/26	1,000,000	1,000,000
Federal Farm Credit Bank	4.53(a)	08/26/26	500,000	500,000
Federal Farm Credit Bank	4.53(a)	09/04/26	2,000,000	2,000,000
Federal Farm Credit Bank	4.53(a)	09/09/26	250,000	250,000
Federal Farm Credit Bank	4.38(a)	09/17/26	1,000,000	1,000,000
Federal Farm Credit Bank	4.52(a)	10/06/26	2,000,000	2,000,000
Federal Farm Credit Bank	4.53(a)	10/15/26	1,000,000	1,000,000
Federal Farm Credit Bank	4.53(a)	11/18/26	1,500,000	1,500,000
Federal Farm Credit Bank	4.53(a)	12/02/26	500,000	500,000
Federal Farm Credit Bank	4.46(a)	12/07/26	2,000,000	2,000,000
Federal Farm Credit Bank	4.53(a)	12/09/26	500,000	500,000
Federal Farm Credit Bank	4.53(a)	12/30/26	500,000	500,000
Federal Farm Credit Bank	4.52(a)	01/27/27	500,000	500,000
Federal Farm Credit Bank	4.52(a)	02/03/27	500,000	500,000
Federal Farm Credit Bank	4.51(a)	02/10/27	1,500,000	1,500,000
Federal Farm Credit Bank	4.47(a)	03/11/27	3,000,000	3,000,000
Federal Farm Credit Bank	4.46(a)	03/24/27	1,000,000	1,000,000
Federal Home Loan Bank	4.29	06/16/25	2,000,000	1,982,520
Federal Home Loan Bank	4.53(a)	07/24/25	1,000,000	1,000,000
Federal Home Loan Bank	4.55(a)	08/08/25	770,000	769,980
Federal Home Loan Bank	4.53(a)	08/22/25	500,000	500,000
Federal Home Loan Bank	4.47(a)	09/19/25	1,000,000	1,000,000
Federal Home Loan Bank	4.54(a)	12/08/25	2,000,000	2,000,000
Federal Home Loan Bank	4.54(a)	12/11/25	750,000	750,000
Federal Home Loan Bank	4.52(a)	02/09/26	500,000	500,000
Federal Home Loan Bank	4.49(a)	05/13/26	500,000	500,000
Federal Home Loan Bank	4.53(a)	09/24/26	1,000,000	1,000,000
Federal Home Loan Mortgage Corp.	4.49(a)	02/09/26	1,500,000	1,500,000
Federal Home Loan Mortgage Corp.	4.53(a)	09/04/26	500,000	500,000
Federal Home Loan Mortgage Corp.	4.53(a)	10/29/26	500,000	500,000
Federal National Mortgage Assoc.	4.49(a)	06/18/26	500,000	500,000
Federal National Mortgage Assoc.	4.53(a)	08/21/26	1,500,000	1,500,000
Federal National Mortgage Assoc.	4.53(a)	09/11/26	500,000	500,000
Federal National Mortgage Assoc.	4.53(a)	10/23/26	1,500,000	1,500,000
Federal National Mortgage Assoc.	4.53(a)	12/11/26	500,000	500,000
U.S. Treasury Bill	4.32	04/01/25	15,500,000	15,500,000
U.S. Treasury Bill	4.33	04/03/25	4,000,000	3,999,065
U.S. Treasury Bill	4.36	04/08/25	19,000,000	18,984,317
U.S. Treasury Bill	4.32	04/10/25	1,500,000	1,498,386
U.S. Treasury Bill	4.31	04/15/25	10,000,000	9,983,540
U.S. Treasury Bill	4.59	04/17/25	6,006,000	5,994,150

Portfolio of Investments  |  Daily Income Fund  |  March 31, 2025  |  (Unaudited)  |  (Continued)
U.S. Government & Agency Obligations | 75.7% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
U.S. Treasury Bill	4.31%	04/22/25	$12,000,000	$11,970,413
U.S. Treasury Bill	4.31	04/29/25	17,000,000	16,944,047
U.S. Treasury Bill	4.28	05/01/25	1,000,000	996,396
U.S. Treasury Bill	4.31	05/06/25	5,000,000	4,979,486
U.S. Treasury Bill	4.32	05/08/25	5,000,000	4,978,343
U.S. Treasury Bill	4.31	05/13/25	3,000,000	2,985,230
U.S. Treasury Bill	5.19	05/15/25	500,000	496,986
U.S. Treasury Bill	4.30	05/20/25	5,000,000	4,971,315
U.S. Treasury Bill	4.33	05/27/25	5,000,000	4,967,038
U.S. Treasury Bill	4.29	05/29/25	1,000,000	993,008
U.S. Treasury Bill	4.29	06/26/25	3,000,000	2,969,972
U.S. Treasury Bill	5.02	07/10/25	1,500,000	1,480,104
U.S. Treasury Bill	4.25	09/18/25	1,250,000	1,225,799
U.S. Treasury Bill	4.23	10/02/25	5,000,000	4,899,158
U.S. Treasury Bill	4.24	10/30/25	2,500,000	2,439,681
U.S. Treasury Bill	4.21	11/28/25	750,000	728,963
U.S. Treasury Bill	4.12	03/19/26	500,000	480,713
U.S. Treasury Note	0.25	09/30/25	2,500,000	2,451,138
Total U.S. Government & Agency Obligations
(Cost $176,919,748)				176,919,748
Money Market Fund | 0.8% of portfolio
			Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	4.29(b)		1,833,293	1,833,293
Total Money Market Fund
(Cost $1,833,293)				1,833,293
Repurchase Agreements | 23.5%
			Face Amount
BNP Paribas Fortis SA, dated 03/28/25, repurchase value $15,005,438 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations at $15,266,777, 2.50%-6.50%, 10/01/2051-03/20/2055)	4.35	04/04/25	15,000,000	15,000,000
Credit Agricole Corporate & Investment Bank SA, dated 03/25/25, repurchase value $15,010,850 (collateralized by domestic agency mortgage-backed securities at $15,285,102, 1.71%-1.94%, 07/25/2031-01/25/2032)	4.34	01/07/25	15,000,000	15,000,000
ING Financial Markets LLC, dated 03/25/25, repurchase value $15,010,850 (collateralized by U.S. Treasury obligations at $15,252,045, 1.75%, 08/15/2041)	4.34	01/07/25	15,000,000	15,000,000
Toronto-Dominion Bank, dated 03/27/25, repurchase value $10,004,867 (collateralized by U.S. Treasury obligations at $10,199,129, 0.38%-4.13%, 09/30/2027-07/31/2028)	4.38	01/02/25	10,000,000	10,000,000
Total Repurchase Agreements (Cost $55,000,000)				55,000,000
Total Investments in Securities
(Cost $233,753,041) | 100.0%				$233,753,041
(a)	Variable coupon rate as of March 31, 2025.
(b)	7-day yield at March 31, 2025.
SA -Sociedad Anonima or Societe Anonyme

Portfolio of Investments  |  Daily Income Fund  |  March 31, 2025  |  (Unaudited)  |  (Continued)
LLC -Limited Liability Company
At March 31, 2025, the cost of investment securities for tax purposes was $233,753,041. There were no unrealized gains or losses.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Daily Income Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$176,919,748	$ —	$176,919,748
Repurchase Agreements	—	55,000,000	—	55,000,000
Money Market Fund	1,833,293	—	—	1,833,293
Total	$1,833,293	$231,919,748	$ —	$233,753,041

Portfolio of Investments
Short-Term Government Securities Fund  |  March 31, 2025  |  (Unaudited)

U.S. Government & Agency Obligations | 57.2% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Export-Import Bank of the U.S.	2.54%	07/13/25	$24,084	$24,006
Export-Import Bank of the U.S.	2.63	04/29/26	52,083	51,435
Export-Import Bank of the U.S.	2.33	01/14/27	90,000	86,375
Export-Import Bank of the U.S.	2.37	03/19/27	243,627	237,048
Federal Farm Credit Banks Funding Corp.	2.25	01/14/30	150,000	137,582
U.S. Department of Housing & Urban Development	5.77	08/01/26	46,000	46,246
U.S. International Development Finance Corp.	0.00(a)	07/17/25	1,000,000	1,018,003
U.S. International Development Finance Corp.	0.00(a)	01/17/26	700,000	776,081
U.S. International Development Finance Corp.	1.11	05/15/29	607,143	566,483
U.S. International Development Finance Corp.	2.36	10/15/29	1,219,723	1,164,741
U.S. International Development Finance Corp.	1.05	10/15/29	1,219,723	1,129,995
U.S. International Development Finance Corp.	1.24	08/15/31	1,054,053	954,829
U.S. Treasury Note	4.13	02/28/27	6,345,000	6,369,042
U.S. Treasury Note	3.88	03/15/28	13,245,000	13,242,930
U.S. Treasury Note	4.00	02/28/30	7,465,000	7,481,913
Total U.S. Government & Agency Obligations
(Cost $33,433,042)				33,286,709

Mortgage-Backed Securities | 25.7% of portfolio

FHLMC 25-HQA1 (b)	5.29(c)	02/25/45	92,500	92,211
GNMA 14-125	2.90(c)	11/16/54	750,000	671,518
GNMA 21-8	1.00	01/20/50	435,692	337,868
GNMA 22-177	5.00	05/20/48	1,062,052	1,077,155
GNMA 23-128	5.75	08/20/47	453,351	457,216
GNMA 23-22EA	5.00	09/20/49	524,790	527,063
GNMA 23-22EC	5.00	01/20/51	433,035	437,290
GNMA 23-4	5.00	07/20/49	327,221	329,501
GNMA 23-59	5.00	11/20/41	363,280	363,848
GNMA 23-84KA	5.50	06/20/42	204,404	206,320
GNMA 24-1	5.50	08/20/48	547,076	550,787
GNMA 24-103	4.50	06/20/54	720,626	705,843
GNMA 24-11	5.00	09/20/50	354,530	354,140
GNMA 24-110	4.50	07/20/50	737,768	732,435
GNMA 24-111	5.00	08/20/51	456,922	457,764
GNMA 24-43	5.50	08/20/48	797,293	803,492
GNMA 24-51	5.00	04/20/62	138,313	138,954
GNMA 24-59	5.50	01/20/51	559,450	564,674
GNMA 24-79	4.00	01/20/49	881,137	862,534
GNMA 25-28	5.00	08/20/53	995,318	991,290
GNMA 25-29	5.00	03/20/54	499,355	501,186
GNMA 786428	4.00	06/20/52	911,158	851,368
GNMA 786576	4.50	09/20/52	182,330	175,880
GNMA 787194	7.50	12/20/53	93,846	97,339
GNMA 787238	7.50	02/20/54	204,789	212,412
GNMA 787291	7.50	03/20/54	581,789	603,445
GNMA 787343	7.50	04/20/54	301,745	312,977
GNMA CK0445	4.00	02/15/52	297,253	279,806
GNMA CV1215	7.00	07/20/53	47,810	49,329
GNMA CW8493	8.00	11/20/53	18,668	19,266
GNMA CW8495	7.50	11/20/53	74,507	77,247
GNMA CZ5438	7.00	01/20/54	62,209	64,198
GNMA II POOL 786948	7.00	09/20/53	88,109	90,960
GNMA MA8017	2.50	05/20/37	502,929	463,643
GNMA MA8880	6.00	05/20/53	69,855	71,324

Portfolio of Investments  |  Short-Term Government Securities Fund  |  March 31, 2025  |
(Unaudited)  |  (Continued)
Mortgage-Backed Securities | 25.7% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
GNMA MA8917	5.00%	06/20/38	$388,991	$390,454
Total Mortgage-Backed Securities
(Cost $14,920,209)				14,922,737
Asset-Backed Securities | 5.8% of portfolio

Affirm Master Trust 25-1AA (b)	4.99	02/15/33	200,000	201,043
Avant Loans Funding Trust 25-REV1 (b)	5.12	05/15/34	150,000	150,719
Chase Auto Owner Trust 24-2A (b)	5.52	06/25/29	150,000	152,381
CPS Auto Trust 25-A (b)	5.02	07/16/29	120,000	120,484
Frontier Issuer 23-1A (b)	6.60	08/20/53	450,000	458,292
GLS Auto Select Receivables Trust 24-1A (b)	5.24	03/15/30	161,066	162,092
GLS Auto Select Receivables Trust 25-1A (b)	4.71	04/15/30	150,000	150,530
Gracie Point International Funding 23-2A (b)	6.67(c)	03/01/27	16,331	16,358
GreatAmerica Leasing Receivables Funding 24-2 (b)	5.02	05/15/31	200,000	203,438
LAD Auto Receivables Trust 23-2 (b)	5.93	06/15/27	9,744	9,756
Oasis Securitisation 23-1A (b)	7.00	02/15/35	49,706	49,716
Progress Residential Trust 25-SFR1 (b)	3.65(c)	02/17/42	100,000	93,388
Santander Drive Auto Receivables Trust 22-5	4.43	03/15/27	2,930	2,929
Santander Drive Auto Receivables Trust 28	5.25	04/17/28	100,000	100,247
SoFi Consumer Loan Program Trust 25-1B (b)	5.12	02/27/34	200,000	201,502
Subway Funding LLC 24-1A (b)	6.03	07/30/54	149,625	150,700
T-Mobile US Trust 22-1A (b)	4.91	05/22/28	71,436	71,492
Toyota Lease Owner Trust 25-A (b)	4.75	02/22/28	250,000	251,524
Tricon Residential 24-SFR4 (b)	4.30	11/17/41	99,942	97,202
Verizon Master Trust 25-1	4.94	01/21/31	122,000	123,111
Volkswagen Auto Loan Enhanced Trust 24-1	4.63	07/20/29	150,000	150,914
Westgate Resorts 22-1A (b)	2.29	08/20/36	69,471	68,520
Westlake Automobile Receivables Trust 24-1A (b)	5.55	11/15/27	250,000	251,781
Westlake Automobile Receivables Trust 25-1A (b)	4.98	09/16/30	150,000	150,759
Total Asset-Backed Securities
(Cost $3,344,221)				3,388,878

Corporate Bonds Guaranteed by Export-Import Bank of the United States | 5.1% of portfolio

Consumer Discretionary | Less than 0.1%
Ethiopian Leasing (2012) LLC	2.68	07/30/25	9,783	9,748
Total Consumer Discretionary				9,748
Energy | 2.9%
Petroleos Mexicanos	2.38	04/15/25	81,050	80,879
Petroleos Mexicanos	2.46	12/15/25	173,500	169,136
Reliance Industries Ltd.	2.06	01/15/26	540,800	533,346
Reliance Industries Ltd.	1.87	01/15/26	696,842	686,573
Reliance Industries Ltd.	2.44	01/15/26	218,947	216,435
Total Energy				1,686,369
Financials | 2.2%
CES MU2 LLC	1.99	05/13/27	758,577	733,507
Export Lease Eleven Co. LLC	4.83(c)	07/30/25	9,686	9,689
HNA 2015 LLC	2.29	06/30/27	111,585	107,413
HNA 2015 LLC	2.37	09/18/27	69,400	66,976
Penta Aircraft Leasing 2013 LLC	1.69	04/29/25	44,679	44,562
Rimon LLC	2.45	11/01/25	33,750	33,512
Salmon River Export LLC	2.19	09/15/26	180,576	176,470
Sandalwood 2013 LLC	2.84	07/10/25	38,483	38,385

Portfolio of Investments  |  Short-Term Government Securities Fund  |  March 31, 2025  |
(Unaudited)  |  (Continued)
Corporate Bonds Guaranteed by Export-Import Bank of the United States | 5.1% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Financials | 2.2% (Continued)
Sandalwood 2013 LLC	2.82%	02/12/26	$86,910	$85,797
Total Financials				1,296,311
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $3,060,452)				2,992,428
Corporate Bonds–Other | 5.0% of portfolio

Consumer Discretionary | 0.2%
United Airlines 2019-2AA PT	2.70	05/01/32	156,483	138,752
Total Consumer Discretionary				138,752
Financials | 2.8%
American Express Co.	5.10(c)	02/16/28	200,000	202,390
Athene Global Funding (b)	5.52	03/25/27	200,000	203,293
Blue Owl Credit Income Corp.	3.13	09/23/26	250,000	241,853
Blue Owl Technology Finance Corp. (b)	6.10	03/15/28	150,000	149,608
Discover Bank	4.65	09/13/28	250,000	247,726
J.P. Morgan Chase & Co.	4.92(c)	01/24/29	100,000	100,951
Morgan Stanley	5.16(c)	04/20/29	250,000	253,389
Wells Fargo & Co.	5.57(c)	07/25/29	200,000	205,438
Total Financials				1,604,648
Information Technology | 0.3%
Amphenol Corp.	4.75	03/30/26	200,000	200,680
Total Information Technology				200,680
Real Estate | 0.4%
Realty Income Corp.	2.10	03/15/28	250,000	233,115
Total Real Estate				233,115
Utilities | 1.3%
American Water Capital Corp.	2.80	05/01/30	200,000	182,962
Metropolitan Edison Co. (b)	5.20	04/01/28	150,000	152,262
PacifiCorp	5.10	02/15/29	200,000	203,766
Southern California Edison Co.	3.65	03/01/28	200,000	193,659
Total Utilities				732,649
Total Corporate Bonds–Other
(Cost $2,881,381)				2,909,844
Money Market Fund | 1.2% of portfolio
			Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	4.29(d)		666,093	666,093
Total Money Market Fund
(Cost $666,093)				666,093
Total Investments in Securities
(Cost $58,305,398) | 100.0%				$58,166,689
(a)	Zero coupon rate, purchased at a discount.

Portfolio of Investments  |  Short-Term Government Securities Fund  |  March 31, 2025  |
(Unaudited)  |  (Continued)
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $3,609,051 and represents 6.2% of total investments.
(c)	Variable coupon rate as of March 31, 2025.
(d)	7-day yield at March 31, 2025.
FHLMC -Federal Home Loan Mortgage Corporation
LLC -Limited Liability Company
At March 31, 2025, the cost of investment securities for tax purposes was $58,305,398. Net unrealized depreciation of investment securities was $138,709 consisting of unrealized gains of $385,412 and unrealized losses of $524,121.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Short-Term Government Securities Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$33,286,709	$ —	$33,286,709
Mortgage-Backed Securities	—	14,922,737	—	14,922,737
Asset-Backed Securities	—	3,388,878	—	3,388,878
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	2,992,428	—	2,992,428
Corporate Bonds–Other	—	2,909,844	—	2,909,844
Money Market Fund	666,093	—	—	666,093
Total	$666,093	$57,500,596	$ —	$58,166,689

Portfolio of Investments
Short-Term Bond Fund  |  March 31, 2025  |  (Unaudited)

Corporate Bonds–Other | 37.6% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Communication Services | 0.4%
Comcast Corp.	4.55%	01/15/29	$500,000	$502,052
Warnermedia Holdings Inc.	3.76	03/15/27	1,355,000	1,321,609
Total Communication Services				1,823,661
Consumer Discretionary | 6.3%
BMW US Capital LLC (a)	4.60	08/13/27	2,195,000	2,197,793
Daimler Trucks Financial N.A. LLC (a)	5.15	01/16/26	1,000,000	1,004,071
Daimler Trucks Financial N.A. LLC (a)	5.00	01/15/27	915,000	920,845
Daimler Trucks Financial N.A. LLC (a)	5.13	09/25/27	1,110,000	1,121,736
Daimler Trucks Financial N.A. LLC (a)	4.95	01/13/28	3,100,000	3,115,855
Daimler Trucks Financial N.A. LLC (a)	5.13	09/25/29	890,000	897,509
Ford Motor Credit Co. LLC	4.27	01/09/27	915,000	895,962
Ford Motor Credit Co. LLC	2.90	02/10/29	883,000	789,987
Hyundai Capital America (a)	5.30	03/19/27	745,000	753,039
Hyundai Capital America (a)	4.30	09/24/27	1,160,000	1,146,289
Hyundai Capital America (a)	5.00	01/07/28	2,210,000	2,215,112
Hyundai Capital America (a)	5.60	03/30/28	1,035,000	1,054,334
Hyundai Capital America (a)	5.35	03/19/29	465,000	470,952
Hyundai Capital America (a)	5.80	04/01/30	1,360,000	1,395,341
Nissan Motor Acceptance Corp. (a)	2.45	09/15/28	1,365,000	1,229,923
Toyota Motor Credit Corp.	4.55	08/09/29	440,000	440,093
United Airlines 2019-2AA PT	2.70	05/01/32	3,074,897	2,726,485
US Airways 2013 1A PTT	3.95	11/15/25	1,903,567	1,890,564
Volkswagen Group of America Finance LLC (a)	4.90	08/14/26	440,000	440,536
Volkswagen Group of America Finance LLC (a)	5.30	03/22/27	930,000	937,763
Volkswagen Group of America Finance LLC (a)	4.85	08/15/27	440,000	439,829
Volkswagen Group of America Finance LLC (a)	5.25	03/22/29	1,395,000	1,392,753
Total Consumer Discretionary				27,476,771
Consumer Staples | 2.5%
7-Eleven, Inc. (a)	0.95	02/10/26	800,000	774,422
Altria Group Inc.	6.20	11/01/28	1,395,000	1,464,963
Bimbo Bakeries USA Inc. (a)	6.05	01/15/29	695,000	721,459
JBS USA Food Co.	2.50	01/15/27	3,364,000	3,234,961
Philip Morris International Inc.	4.75	02/12/27	1,195,000	1,203,723
Philip Morris International Inc.	5.13	11/17/27	805,000	819,050
Philip Morris International Inc.	4.88	02/15/28	1,060,000	1,073,982
Philip Morris International Inc.	1.75	11/01/30	1,820,000	1,564,022
Total Consumer Staples				10,856,582
Energy | 2.1%
Cheniere Corpus Christi Holdings LLC	5.13	06/30/27	2,000,000	2,016,439
Energy Transfer LP	5.20	04/01/30	1,330,000	1,345,022
Glencore Funding LLC (a)	4.91	04/01/28	1,325,000	1,330,411
Phillips 66 Co.	1.30	02/15/26	1,500,000	1,458,727
Phillips 66 Co.	4.95	12/01/27	1,780,000	1,801,998
Valero Energy Corp.	5.15	02/15/30	1,095,000	1,104,561
Total Energy				9,057,158
Financials | 17.0%
American Express Co.	5.10(b)	02/16/28	1,750,000	1,770,916
Antares Holdings LP (a)	3.95	07/15/26	335,000	328,654
Antares Holdings LP (a)	2.75	01/15/27	1,000,000	951,672

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2025  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 37.6% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 17.0% (Continued)
Athene Global Funding (a)	5.62%	05/08/26	$890,000	$899,262
Athene Global Funding (a)	4.95	01/07/27	1,325,000	1,329,899
Athene Global Funding (a)	5.52	03/25/27	1,960,000	1,992,273
Athene Global Funding (a)	5.58	01/09/29	805,000	822,054
Athene Global Funding (a)	5.38	01/07/30	820,000	831,819
Bank of America Corp.	4.98(b)	01/24/29	2,520,000	2,545,544
Blue Owl Capital Corp. III	3.13	04/13/27	888,000	845,850
Blue Owl Credit Income Corp.	3.13	09/23/26	2,135,000	2,065,427
Blue Owl Credit Income Corp. (a)	5.80	03/15/30	1,300,000	1,274,756
Blue Owl Technology Finance Corp. (a)	6.10	03/15/28	1,260,000	1,256,704
Citigroup Inc.	5.17(b)	02/13/30	2,290,000	2,319,800
CNO Global Funding (a)	4.95	09/09/29	440,000	441,517
Corebridge Global Funding (a)	4.90	01/07/28	440,000	444,105
Discover Bank	4.65	09/13/28	1,110,000	1,099,903
F&G Global Funding (a)	1.75	06/30/26	2,500,000	2,410,110
Fifth Third Bancorp	6.34(b)	07/27/29	1,000,000	1,045,365
GA Global Funding Trust (a)	2.25	01/06/27	2,370,000	2,272,233
General Motors Financial Company, Inc.	5.35	01/07/30	3,100,000	3,094,613
Goldman Sachs Group, Inc.	4.22(b)	05/01/29	3,750,000	3,698,268
Goldman Sachs Group, Inc.	5.73(b)	04/25/30	1,340,000	1,382,333
Goldman Sachs Group, Inc.	5.21(b)	01/28/31	885,000	897,039
Goldman Sachs Group, Inc.	6.85(b)	12/31/99	670,000	678,373
Huntington National Bank (The)	4.87(b)	04/12/28	890,000	893,550
J.P. Morgan Chase & Co.	4.92(b)	01/24/29	4,955,000	5,002,116
J.P. Morgan Chase & Co.	6.09(b)	10/23/29	820,000	858,544
J.P. Morgan Chase & Co.	5.14(b)	01/24/31	1,095,000	1,112,077
M&T Bank Corp.	4.83(b)	01/16/29	440,000	440,208
M&T Bank Corp.	7.41(b)	10/30/29	1,800,000	1,939,127
Morgan Stanley	5.16(b)	04/20/29	2,340,000	2,371,720
Morgan Stanley	5.23(b)	01/15/31	660,000	670,738
Morgan Stanley Bank N.A.	4.95(b)	01/14/28	3,435,000	3,456,484
Morgan Stanley Direct Lending Fund	6.15	05/17/29	445,000	449,902
Oaktree Specialty Lending Corp.	6.34	02/27/30	1,060,000	1,055,742
Owl Rock Technology Finance Corp.	2.50	01/15/27	632,000	598,484
PNC Financial Services Group Inc. (The)	5.58(b)	06/12/29	465,000	478,144
PNC Financial Services Group Inc. (The)	5.22(b)	01/29/31	885,000	900,512
Regions Financial Corp.	5.72(b)	06/06/30	1,090,000	1,116,236
RGA Global Funding (a)	6.00	11/21/28	1,136,000	1,188,835
Santander Holdings USA, Inc.	2.49(b)	01/06/28	1,000,000	958,445
Santander Holdings USA, Inc.	6.50(b)	03/09/29	460,000	476,363
Santander Holdings USA, Inc.	5.47(b)	03/20/29	1,075,000	1,081,050
SCE Recovery Funding LLC	0.86	11/15/31	1,266,915	1,122,813
Truist Financial Corp.	6.05(b)	06/08/27	925,000	940,399
Truist Financial Corp.	5.44(b)	01/24/30	2,440,000	2,490,241
Wells Fargo & Co.	5.57(b)	07/25/29	5,090,000	5,228,392
Wells Fargo & Co.	6.30(b)	10/23/29	465,000	488,968
Wells Fargo & Co.	5.24(b)	01/24/31	875,000	889,669
Wells Fargo & Co.	2.57(b)	02/11/31	1,421,000	1,280,712
Total Financials				74,187,960
Health Care | 1.2%
AbbVie Inc.	4.80	03/15/29	455,000	460,777
AstraZeneca Finance LLC	4.85	02/26/29	1,365,000	1,385,238
Bayer US Finance LLC (a)	6.25	01/21/29	1,144,000	1,186,060
HCA Inc.	5.00	03/01/28	445,000	448,625

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2025  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 37.6% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Health Care | 1.2% (Continued)
Pfizer Investment Enterprises Pte Ltd.	4.45%	05/19/28	$885,000	$887,133
Solventum Corp.	5.40	03/01/29	915,000	933,402
Total Health Care				5,301,235
Industrials | 3.0%
Air Lease Corp.	5.30	06/25/26	445,000	448,375
American Airlines Group Inc.	3.60	03/22/29	2,239,965	2,169,683
American Airlines Group Inc.	3.25	04/15/30	1,457,858	1,361,401
American Airlines Group Inc.	3.95	01/11/32	775,000	729,963
BNSF Railway Co. (a)	3.44	06/16/28	706,299	679,753
Boeing Co. (The)	2.20	02/04/26	1,900,000	1,858,962
Boeing Co. (The)	6.26	05/01/27	225,000	231,494
Boeing Co. (The)	6.30	05/01/29	225,000	235,955
ERAC USA Finance LLC (a)	4.60	05/01/28	925,000	928,832
Federal Express Corp. 20-1	1.88	02/20/34	1,928,049	1,630,609
John Deere Capital Corp.	4.95	07/14/28	915,000	933,523
Regal Rexnord Corp.	6.05	02/15/26	370,000	372,801
Regal Rexnord Corp.	6.05	04/15/28	460,000	471,903
United Rentals (North America) Inc. (a)	6.00	12/15/29	1,105,000	1,122,894
Total Industrials				13,176,148
Information Technology | 0.5%
Amphenol Corp.	4.75	03/30/26	935,000	938,179
Avnet Inc.	6.25	03/15/28	610,000	631,073
Oracle Corp.	4.80	08/03/28	440,000	443,552
Total Information Technology				2,012,804
Materials | 0.2%
Celanese US Holdings LLC	6.42	07/15/27	846,000	859,993
Total Materials				859,993
Real Estate | 0.4%
Realty Income Corp.	2.10	03/15/28	1,998,000	1,863,053
Total Real Estate				1,863,053
Utilities | 4.0%
American Water Capital Corp.	2.80	05/01/30	2,830,000	2,588,912
CenterPoint Energy Houston Electric LLC	5.20	10/01/28	1,850,000	1,894,131
Consumers Energy Co.	4.60	05/30/29	456,000	456,943
Florida Power & Light Co.	5.05	04/01/28	625,000	637,036
Metropolitan Edison Co. (a)	5.20	04/01/28	1,330,000	1,350,059
NextEra Energy Capital Holdings, Inc.	4.85	02/04/28	440,000	445,174
OGE Energy Corp.	5.45	05/15/29	445,000	455,326
Oncor Electric Delivery Company LLC (a)	4.50	03/20/27	1,320,000	1,325,051
Pacific Gas & Electric Co.	4.55	07/01/30	1,390,000	1,345,468
PacifiCorp	5.10	02/15/29	2,305,000	2,348,402
San Diego Gas & Electric Co.	4.95	08/15/28	1,400,000	1,419,392
Southern California Edison Co.	3.65	03/01/28	2,160,000	2,091,515
Southern California Edison Co.	5.30	03/01/28	440,000	445,291

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2025  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 37.6% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Utilities | 4.0% (Continued)
Wisconsin Electric Power Co.	5.00%	05/15/29	$445,000	$452,953
Total Utilities				17,255,653
Total Corporate Bonds–Other
(Cost $163,033,845)				163,871,018
U.S. Government & Agency Obligations | 20.6% of portfolio

Federal Farm Credit Banks Funding Corp.	2.25	01/14/30	1,423,000	1,305,193
U.S. International Development Finance Corp.	0.67(c)	04/23/29	1,230,000	1,264,194
U.S. International Development Finance Corp.	2.36	10/15/29	515,333	492,103
U.S. International Development Finance Corp.	1.05	10/15/29	740,982	686,472
U.S. Treasury Note	4.13	02/28/27	36,719,000	36,858,130
U.S. Treasury Note	4.25	02/15/28	24,688,000	24,931,023
U.S. Treasury Note	3.88	03/15/28	21,864,000	21,860,584
U.S. Treasury Note	4.00	02/28/30	2,535,000	2,540,743
Total U.S. Government & Agency Obligations
(Cost $89,763,270)				89,938,442

Asset-Backed Securities | 14.8% of portfolio

Affirm Master Trust 25-1AA (a)	4.99	02/15/33	1,185,000	1,191,179
Affirm Master Trust 25-1AB (a)	5.13	02/15/33	450,000	452,282
American Credit Acceptance Receivables Trust 23-4A (a)	6.20	06/14/27	36,035	36,051
Avant Loans Funding Trust 24-REV1 (a)	5.92	10/15/33	1,325,000	1,346,028
Avant Loans Funding Trust 25-REV1 (a)	5.12	05/15/34	1,060,000	1,065,085
Capital One Prime Auto Receivables Trust 24-1	4.62	07/16/29	600,000	602,526
Carvana Auto Receivables Trust 24-P1 (a)	5.05	04/10/29	1,130,000	1,137,658
Chase Auto Owner Trust 24-2A (a)	5.52	06/25/29	950,000	965,078
Colony American Finance Ltd. 21-2 (a)	1.41	07/15/54	521,872	496,175
CoreVest American Finance 20-4 (a)	1.17	12/15/52	364,474	358,295
CoreVest American Finance 21-1 (a)	1.57	04/15/53	764,580	739,052
CoreVest American Finance 21-3 (a)	2.49	10/15/54	2,480,000	2,382,654
CPS Auto Trust 25-A (a)	5.02	07/16/29	800,000	803,225
Daimler Trucks Retail Trust 24-1	5.56	07/15/31	1,675,000	1,706,523
Firstkey Homes Trust 22-SFR2 (a)	4.25	07/17/39	964,161	952,933
Ford Credit Auto Lease Trust 20-A	5.06	05/15/27	930,000	933,113
Ford Credit Auto Owner Trust 24-D	4.61	08/15/29	500,000	503,203
Frontier Issuer 23-1A (a)	6.60	08/20/53	3,400,000	3,462,648
Frontier Issuer 23-1B (a)	8.30	08/20/53	2,340,000	2,418,125
FRTKL 21-SFR1 (a)	1.57	09/17/38	970,000	925,721
GLS Auto Receivables Trust 25-1A (a)	4.98	07/16/29	1,105,000	1,112,044
GLS Auto Select Receivables Trust 24-1A (a)	5.24	03/15/30	595,942	599,740
GLS Auto Select Receivables Trust 25-1A (a)	4.71	04/15/30	1,420,000	1,425,016
GM Financial Automobile Leasing Trust 24-1	5.09	03/22/27	1,810,000	1,818,026
Gracie Point International Funding 23-2A (a)	6.67(b)	03/01/27	144,532	144,771
Gracie Point International Funding 24-1A (a)	6.12(b)	03/01/28	2,045,000	2,048,589
GreatAmerica Leasing Receivables Funding 24-2 (a)	5.02	05/15/31	1,995,000	2,029,297
Honda Auto Receivables Owner Trust 24-1	5.21	08/15/28	3,180,000	3,210,472
John Deere Owner Trust 23-A	5.01	11/15/27	779,834	782,094
John Deere Owner Trust 23-B	5.18	03/15/28	650,000	653,850
LAD Auto Receivables Trust 23-2 (a)	5.93	06/15/27	82,820	82,924
Mercedes-Benz Auto Lease Trust 24-B	4.22	06/17/30	550,000	548,452
NP SPE II LLC 17-1 (a)	3.37	10/21/47	170,934	166,928
Oasis Securitisation 23-1A (a)	7.00	02/15/35	343,965	344,039
Oportun Funding 21-B (a)	1.47	05/08/31	1,065,822	1,039,406

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2025  |  (Unaudited)  |
(Continued)
Asset-Backed Securities | 14.8% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Oscar US Funding Trust 24-1 (a)	5.54%	02/10/28	$1,885,000	$1,900,696
Progress Residential Trust 21-SFR8 (a)	1.51	10/17/38	1,297,413	1,244,833
Progress Residential Trust 22-SFR3 (a)	3.20	04/17/39	888,001	864,115
Progress Residential Trust 25-SFR1 (a)	3.65(b)	02/17/42	840,000	784,457
Santander Drive Auto Receivables Trust 22-5	4.43	03/15/27	36,912	36,904
Santander Drive Auto Receivables Trust 24-1	5.23	12/15/28	685,000	688,511
Santander Drive Auto Receivables Trust 24-2	5.63	11/15/28	675,000	680,137
Santander Drive Auto Receivables Trust 28	5.25	04/17/28	525,000	526,297
SBA Tower Trust (a)	1.88	01/15/26	355,000	346,245
SBA Tower Trust (a)	6.60	01/15/28	775,000	794,446
SoFi Consumer Loan Program Trust 25-1B (a)	5.12	02/27/34	1,330,000	1,339,990
SoFi Consumer Loan Program Trust 25-1C (a)	5.42	02/27/34	665,000	672,958
Subway Funding LLC 24-1A (a)	6.03	07/30/54	488,775	492,288
SVC ABS LLC 23-1A (a)	5.15	02/20/53	455,208	450,195
Switch ABS Issuer, LLC (a)	5.04	03/25/55	1,090,000	1,051,547
Tesla Sustainable Energy Trust 24-1A (a)	5.08	06/21/50	1,570,000	1,574,285
T-Mobile US Trust 22-1A (a)	4.91	05/22/28	847,702	848,369
Toyota Lease Owner Trust 25-A (a)	4.75	02/22/28	2,090,000	2,102,738
Tricon Residential 24-SFR4 (a)	4.30	11/17/41	709,589	690,136
Verizon Master Trust 25-1	4.94	01/21/31	1,800,000	1,816,393
Volkswagen Auto Lease Trust 24-A	5.21	06/21/27	785,000	792,618
Volkswagen Auto Loan Enhanced Trust 24-1	4.63	07/20/29	940,000	945,730
Westgate Resorts 22-1A (a)	2.29	08/20/36	324,197	319,761
Westgate Resorts 24-1A (a)	6.06	01/20/38	1,051,771	1,066,052
Westgate Resorts 24-1B (a)	6.56	01/20/38	873,779	885,464
Westlake Automobile Receivables Trust 24-1A (a)	5.55	11/15/27	1,020,000	1,027,266
Westlake Automobile Receivables Trust 25-1A (a)	4.98	09/16/30	1,820,000	1,829,205
Total Asset-Backed Securities
(Cost $63,769,929)				64,254,838

Mortgage-Backed Securities | 12.5% of portfolio

FHLMC 25-HQA1 (a)	5.29(b)	02/25/45	800,125	797,629
FHLMC 780754	7.38(b)	08/01/33	396	407
FNMA 813842	6.26(b)	01/01/35	1,284	1,316
GNMA 14-125	2.90(b)	11/16/54	3,625,000	3,245,670
GNMA 21-8	1.00	01/20/50	1,644,883	1,275,563
GNMA 22-177	5.00	05/20/48	4,372,726	4,434,906
GNMA 23-128	5.75	08/20/47	1,620,731	1,634,545
GNMA 23-22EA	5.00	09/20/49	2,004,088	2,012,768
GNMA 23-22EC	5.00	01/20/51	1,071,039	1,081,565
GNMA 23-4	5.00	07/20/49	598,814	602,988
GNMA 23-59	5.00	11/20/41	1,129,195	1,130,962
GNMA 23-84KA	5.50	06/20/42	1,362,693	1,375,463
GNMA 24-1	5.50	08/20/48	3,703,703	3,728,825
GNMA 24-103	4.50	06/20/54	3,478,221	3,406,866
GNMA 24-11	5.00	09/20/50	1,559,931	1,558,217
GNMA 24-110	4.50	07/20/50	1,834,584	1,821,321
GNMA 24-111	5.00	08/20/51	1,206,273	1,208,497
GNMA 24-43	5.50	08/20/48	1,993,232	2,008,729
GNMA 24-51	5.00	04/20/62	853,591	857,547
GNMA 24-59	5.50	01/20/51	4,090,015	4,128,204
GNMA 24-79	4.00	01/20/49	1,546,396	1,513,746
GNMA 25-28	5.00	08/20/53	3,951,411	3,935,420
GNMA 25-29	5.00	03/20/54	1,982,438	1,989,708
GNMA 25-34	5.00	06/20/53	2,200,000	2,204,500
GNMA 786576	4.50	09/20/52	893,416	861,813
GNMA 787194	7.50	12/20/53	388,522	402,985

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2025  |  (Unaudited)  |
(Continued)
Mortgage-Backed Securities | 12.5% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
GNMA 787238	7.50%	02/20/54	$465,896	$483,238
GNMA 787291	7.50	03/20/54	1,342,769	1,392,752
GNMA 787343	7.50	04/20/54	583,374	605,089
GNMA CK0445	4.00	02/15/52	2,084,485	1,962,143
GNMA CV1215	7.00	07/20/53	326,819	337,204
GNMA CW8493	8.00	11/20/53	46,437	47,925
GNMA CW8494	7.50	11/20/53	208,610	216,283
GNMA CW8495	7.50	11/20/53	177,326	183,848
GNMA CZ5438	7.00	01/20/54	124,465	128,445
GNMA MA8017	2.50	05/20/37	1,243,911	1,146,744
GNMA MA8917	5.00	06/20/38	869,546	872,815
Total Mortgage-Backed Securities
(Cost $54,599,002)				54,596,646

Yankee Bonds | 12.4% of portfolio

Avolon Holdings Funding Ltd. (a)	2.75	02/21/28	1,832,000	1,722,303
Banco Bilbao Vizcaya Argentaria SA	5.38	03/13/29	1,400,000	1,435,048
Banco Santander SA	6.53(b)	11/07/27	400,000	411,830
Banco Santander SA	5.59	08/08/28	1,400,000	1,439,866
Banco Santander SA	5.57	01/17/30	445,000	456,726
Bank of Montreal	5.00(b)	01/27/29	1,345,000	1,358,932
Bank of New Zealand (a)	5.70(b)	01/28/35	2,245,000	2,272,377
Bank of Nova Scotia (The)	4.93(b)	02/14/29	1,510,000	1,519,243
Barclays PLC	5.67(b)	03/12/28	1,360,000	1,383,972
Barclays PLC	5.09(b)	02/25/29	1,060,000	1,067,515
Barclays PLC	5.37(b)	02/25/31	1,325,000	1,339,670
BPCE SA (a)	5.20	01/18/27	1,375,000	1,391,272
Danske Bank AS (a)	5.43(b)	03/01/28	1,365,000	1,387,749
Danske Bank AS (a)	5.02(b)	03/04/31	1,320,000	1,322,959
Delta and SkyMiles IP Ltd. (a)	4.50	10/20/25	195,000	194,322
Delta and SkyMiles IP Ltd. (a)	4.75	10/20/28	3,000,000	2,987,532
Electricite de France SA (a)	5.70	05/23/28	500,000	513,235
Electricite de France SA (a)	5.65	04/22/29	2,230,000	2,300,025
Enel Finance International NV (a)	5.13	06/26/29	445,000	449,748
Hyundai Capital Services Inc. (a)	5.13	02/05/27	2,305,000	2,322,206
Hyundai Capital Services Inc. (a)	5.25	01/22/28	1,540,000	1,558,845
ING Groep NV	5.34(b)	03/19/30	1,065,000	1,084,785
Korea Expressway Corp. (a)	5.00	05/14/27	2,165,000	2,195,987
Korea National Oil Corp. (a)	4.75	04/03/26	500,000	501,488
LG Energy Solution, Ltd. (a)	5.25	04/02/28	1,325,000	1,320,656
Nationwide Building Society (a)	2.97(b)	02/16/28	1,500,000	1,452,311
Petroleos Mexicanos	5.35	02/12/28	1,200,000	1,111,714
Petroleos Mexicanos	6.84	01/23/30	700,000	641,601
Rio Tinto Finance (USA) PLC	4.38	03/12/27	1,325,000	1,328,182
Rio Tinto Finance (USA) PLC	4.50	03/14/28	885,000	890,147
Roche Holdings Inc. (a)	5.34	11/13/28	2,536,000	2,617,436
Royal Bank of Canada	4.97(b)	01/24/29	1,045,000	1,052,875
Royal Bank of Canada	5.15(b)	02/04/31	1,055,000	1,067,776
Santander UK Group Holdings PLC	6.53(b)	01/10/29	1,005,000	1,044,894
Saudi Arabian Oil Co. (a)	1.63	11/24/25	500,000	490,562
Saudi Arabian Oil Co. (a)	3.50	04/16/29	1,360,000	1,300,372
Societe Generale (a)	5.52(b)	01/19/28	1,155,000	1,166,366
Societe Generale (a)	5.63(b)	01/19/30	455,000	462,884
Standard Chartered PLC (a)	5.55(b)	01/21/29	440,000	447,678
Svenska Handelsbanken AB (a)	5.50	06/15/28	2,060,000	2,114,301
Toronto-Dominion Bank (The)	5.15(b)	09/10/34	1,115,000	1,104,262
Triton Container International Ltd. (a)	2.05	04/15/26	1,390,000	1,348,751

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2025  |  (Unaudited)  |
(Continued)
Yankee Bonds | 12.4% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Var Energi ASA (a)	7.50%	01/15/28	$595,000	$630,415
Total Yankee Bonds
(Cost $53,629,632)				54,210,818
Corporate Bonds Guaranteed by Export-Import Bank of the United States | 0.2% of portfolio

Energy | 0.2%
Petroleos Mexicanos	4.91(b)	04/15/25	586,250	586,126
Petroleos Mexicanos	2.46	12/15/25	43,900	42,796
Reliance Industries Ltd.	1.87	01/15/26	316,947	312,277
Total Energy				941,199
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $946,918)				941,199
Money Market Fund | 1.9% of portfolio
			Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	4.29(d)		8,162,562	8,162,562
Total Money Market Fund
(Cost $8,162,562)				8,162,562
Total Investments in Securities
(Cost $433,905,158) | 100.0%				$435,975,523
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $129,875,912 and represents 29.8% of total investments.
(b)	Variable coupon rate as of March 31, 2025.
(c)	Interest is paid at maturity.
(d)	7-day yield at March 31, 2025.
LLC -Limited Liability Company
N.A. -North America
LP -Limited Partnership
Pte -Private Limited Company
ABS -Asset-Backed Security
FHLMC -Federal Home Loan Mortgage Corporation
SA -Sociedad Anonima or Societe Anonyme
PLC -Public Limited Company
AS -Anonim Sirket
NV -Naamloze Vennottschap
AB -Aktiebolag
ASA -Allmennaksjeselskap
At March 31, 2025, the cost of investment securities for tax purposes was $433,955,432. Net unrealized appreciation of investment securities was $2,020,091 consisting of unrealized gains of $4,003,067 and unrealized losses of $1,982,976.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:

Portfolio of Investments  |  Short-Term Bond Fund  |  March 31, 2025  |  (Unaudited)  |
(Continued)
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Short-Term Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds–Other	$ —	$163,871,018	$ —	$163,871,018
U.S. Government & Agency Obligations	—	89,938,442	—	89,938,442
Asset-Backed Securities	—	64,254,838	—	64,254,838
Mortgage-Backed Securities	—	54,596,646	—	54,596,646
Yankee Bonds	—	54,210,818	—	54,210,818
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	941,199	—	941,199
Money Market Fund	8,162,562	—	—	8,162,562
Total	$8,162,562	$427,812,961	$ —	$435,975,523

Portfolio of Investments
Intermediate Bond Fund  |  March 31, 2025  |  (Unaudited)

Corporate Bonds–Other | 33.2% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Communication Services | 0.8%
Meta Platforms Inc.	5.40%	08/15/54	$120,000	$117,577
Meta Platforms Inc.	5.55	08/15/64	66,000	64,937
T-Mobile US, Inc.	3.00	02/15/41	200,000	145,101
Warnermedia Holdings Inc.	4.05	03/15/29	190,000	178,933
Warnermedia Holdings Inc.	4.28	03/15/32	190,000	167,398
Warnermedia Holdings Inc.	5.05	03/15/42	285,000	227,944
Warnermedia Holdings Inc.	5.14	03/15/52	180,000	131,219
Warnermedia Holdings Inc.	5.39	03/15/62	190,000	137,540
Total Communication Services				1,170,649
Consumer Discretionary | 4.5%
Block Financial Corp.	2.50	07/15/28	145,000	134,151
BMW US Capital LLC (a)	4.85	08/13/31	395,000	391,045
Daimler Truck Finance North America LLC (a)	5.25	01/13/30	280,000	282,908
Daimler Truck Finance North America LLC (a)	5.38	01/13/32	255,000	255,260
Expedia Group, Inc.	4.63	08/01/27	330,000	329,828
Ford Motor Credit Co. LLC	2.90	02/10/29	225,000	201,299
Ford Motor Credit Co. LLC	6.05	03/05/31	200,000	197,237
General Motors Financial Co., Inc.	4.35	01/17/27	150,000	148,624
General Motors Financial Co., Inc.	5.90	01/07/35	1,350,000	1,336,894
Hyundai Capital America (a)	5.60	03/30/28	290,000	295,417
Hyundai Capital America (a)	4.55	09/26/29	135,000	132,102
Hyundai Capital America (a)	5.80	04/01/30	490,000	502,733
Hyundai Capital America (a)	4.75	09/26/31	135,000	131,123
Lowe`s Companies, Inc.	5.85	04/01/63	205,000	200,298
Nissan Motor Acceptance Corp. (a)	2.45	09/15/28	435,000	391,953
Tractor Supply Co.	1.75	11/01/30	100,000	84,957
United Airlines 2019-2AA PT	2.70	05/01/32	821,537	728,450
US Airways 2013 1A PTT	3.95	11/15/25	207,806	206,387
Volkswagen Group of America Finance LLC (a)	5.60	03/22/34	325,000	321,285
Total Consumer Discretionary				6,271,951
Consumer Staples | 2.5%
7-Eleven Inc. (a)	1.30	02/10/28	60,000	54,589
7-Eleven Inc. (a)	1.80	02/10/31	60,000	49,734
7-Eleven Inc. (a)	2.80	02/10/51	135,000	79,146
BAT Capital Corp.	5.83	02/20/31	315,000	327,516
Campbell Soup Co.	2.38	04/24/30	250,000	223,261
J.M Smucker Co. (The)	6.50	11/15/53	375,000	405,734
JBS USA Food Co.	3.00	02/02/29	335,000	313,200
JBS USA Food Co.	4.38	02/02/52	530,000	411,431
Kenvue Inc.	5.20	03/22/63	85,000	79,322
Philip Morris International Inc.	4.88	02/15/28	230,000	233,034
Philip Morris International Inc.	5.13	02/15/30	260,000	265,111
Philip Morris International Inc.	5.13	02/13/31	380,000	386,620
Philip Morris International Inc.	5.75	11/17/32	310,000	324,520
Smithfield Foods, Inc. (a)	2.63	09/13/31	340,000	289,098
Total Consumer Staples				3,442,316
Energy | 2.9%
Boardwalk Pipelines LP	5.63	08/01/34	130,000	130,972
BP Capital Markets America Inc.	4.81	02/13/33	110,000	108,158
BP Capital Markets America Inc.	2.77	11/10/50	210,000	128,949
Cheniere Corpus Christi Holdings LLC	5.13	06/30/27	180,000	181,479

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2025  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 33.2% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Energy | 2.9% (Continued)
Cheniere Corpus Christi Holdings LLC	3.70%	11/15/29	$39,000	$37,242
Cheniere Corpus Christi Holdings LLC	2.74	12/31/39	170,000	136,034
Cheniere Energy Inc.	5.65	04/15/34	130,000	131,506
Cheniere Energy Partners LP	5.95	06/30/33	105,000	107,838
Energy Transfer LP	6.20	04/01/55	660,000	654,401
Energy Transfer Operating LP	3.75	05/15/30	318,000	300,670
Entergy Arkansas, LLC	5.15	01/15/33	205,000	207,263
Midwest Connector Capital Co. LLC (a)	4.63	04/01/29	205,000	203,410
MPLX LP	2.65	08/15/30	245,000	218,150
National Oilwell Varco, Inc.	3.60	12/01/29	112,000	105,906
Phillips 66	2.15	12/15/30	260,000	225,787
Phillips 66	5.30	06/30/33	300,000	299,976
Targa Resources Corp.	6.50	02/15/53	305,000	317,189
Valero Energy Corp.	5.15	02/15/30	345,000	348,012
Western Midstream Operating LP	5.30	03/01/48	255,000	218,931
Total Energy				4,061,873
Financials | 12.4%
Ally Financial Inc.	6.99(b)	06/13/29	205,000	213,829
Antares Holdings LP (a)	3.95	07/15/26	375,000	367,896
Athene Holding Ltd.	3.95	05/25/51	300,000	214,766
Bank of America Corp.	4.98(b)	01/24/29	675,000	681,842
Bank of America Corp.	5.16(b)	01/24/31	250,000	253,446
Bank of America Corp.	5.02(b)	07/22/33	445,000	443,133
Blue Owl Capital Corp. III	3.13	04/13/27	267,000	254,327
Blue Owl Credit Income Corp.	3.13	09/23/26	518,000	501,120
Blue Owl Credit Income Corp. (a)	5.80	03/15/30	230,000	225,534
Citigroup Inc.	5.17(b)	02/13/30	390,000	395,075
Citigroup Inc.	2.57(b)	06/03/31	870,000	774,757
Citigroup Inc.	6.27(b)	11/17/33	445,000	472,271
Citigroup Inc.	5.83(b)	02/13/35	390,000	388,323
Discover Bank	4.65	09/13/28	330,000	326,998
Goldman Sachs Group, Inc.	4.22(b)	05/01/29	400,000	394,482
Goldman Sachs Group, Inc.	2.38(b)	07/21/32	365,000	312,620
Goldman Sachs Group, Inc.	2.91(b)	07/21/42	230,000	162,462
Goldman Sachs Group, Inc.	3.44(b)	02/24/43	255,000	192,986
Goldman Sachs Group, Inc.	6.85(b)	12/31/99	210,000	212,624
J.P. Morgan Chase & Co.	4.92(b)	01/24/29	415,000	418,946
J.P. Morgan Chase & Co.	5.30(b)	07/24/29	195,000	198,978
J.P. Morgan Chase & Co.	5.58(b)	04/22/30	655,000	675,605
J.P. Morgan Chase & Co.	5.14(b)	01/24/31	360,000	365,614
J.P. Morgan Chase & Co.	4.91(b)	07/25/33	185,000	183,529
M&T Bank Corp.	7.41(b)	10/30/29	500,000	538,646
M&T Bank Corp.	5.39(b)	01/16/36	135,000	132,399
Metropolitan Life Global Funding I (a)	5.15	03/28/33	180,000	180,505
Morgan Stanley	5.16(b)	04/20/29	620,000	628,404
Morgan Stanley	5.23(b)	01/15/31	580,000	589,436
Morgan Stanley	1.79(b)	02/13/32	510,000	427,313
Morgan Stanley	4.89(b)	07/20/33	170,000	167,478
Northern Trust Corp.	6.13	11/02/32	265,000	283,009
Oaktree Specialty Lending Corp.	6.34	02/27/30	330,000	328,674
Owl Rock Technology Finance Corp. (a)	3.75	06/17/26	150,000	146,430
Owl Rock Technology Finance Corp.	2.50	01/15/27	139,000	131,629
Prudential Financial Inc.	6.50(b)	03/15/54	620,000	631,430
Prudential Financial, Inc.	5.70(b)	09/15/48	75,000	75,332

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2025  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 33.2% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 12.4% (Continued)
Regions Financial Corp.	5.72%(b)	06/06/30	$340,000	$348,184
Santander Holdings USA, Inc.	2.49(b)	01/06/28	298,000	285,617
Santander Holdings USA, Inc.	5.47(b)	03/20/29	345,000	346,942
Truist Financial Corp.	5.44(b)	01/24/30	315,000	321,486
Wells Fargo & Co.	5.57(b)	07/25/29	1,695,000	1,741,086
Wells Fargo & Co.	5.24(b)	01/24/31	290,000	294,862
Wells Fargo & Co.	2.57(b)	02/11/31	436,000	392,956
Wells Fargo & Co.	6.49(b)	10/23/34	220,000	237,333
Wells Fargo & Co.	3.07(b)	04/30/41	440,000	327,908
Total Financials				17,188,222
Health Care | 1.8%
AbbVie Inc.	4.95	03/15/31	105,000	106,677
AbbVie Inc.	5.35	03/15/44	65,000	64,280
AbbVie Inc.	5.40	03/15/54	130,000	127,685
Amgen Inc.	5.75	03/02/63	215,000	209,519
Bayer US Finance LLC (a)	6.25	01/21/29	331,000	343,169
Bayer US Finance LLC (a)	6.88	11/21/53	305,000	315,380
Bristol-Myers Squibb Co.	6.25	11/15/53	127,000	136,356
GE HealthCare Technologies Inc.	5.91	11/22/32	270,000	284,962
HCA Inc.	5.90	06/01/53	315,000	301,046
Pfizer Investment Enterprises Pte Ltd.	4.65	05/19/30	195,000	196,004
Pfizer Investment Enterprises Pte Ltd.	5.11	05/19/43	95,000	90,600
Pfizer Investment Enterprises Pte Ltd.	5.30	05/19/53	255,000	242,116
Total Health Care				2,417,794
Industrials | 1.8%
Ashtead Capital, Inc. (a)	1.50	08/12/26	240,000	229,564
Ashtead Capital, Inc. (a)	4.25	11/01/29	308,000	296,527
Ashtead Capital, Inc. (a)	2.45	08/12/31	200,000	169,962
BNSF Railway Co. (a)	3.44	06/16/28	321,337	309,260
Boeing Co. (The)	2.20	02/04/26	350,000	342,440
Boeing Co. (The)	6.86	05/01/54	530,000	575,684
Quanta Services, Inc.	2.35	01/15/32	260,000	218,371
United Rentals (North America) Inc. (a)	6.00	12/15/29	340,000	345,506
Total Industrials				2,487,314
Information Technology | 0.4%
Avnet Inc.	6.25	03/15/28	170,000	175,873
VMware, Inc.	4.70	05/15/30	200,000	198,245
VMware, Inc.	2.20	08/15/31	155,000	131,746
Total Information Technology				505,864
Materials | 1.1%
Celanese US Holdings LLC	6.42	07/15/27	229,000	232,788
Celanese US Holdings LLC	6.58	07/15/29	260,000	268,429
Celanese US Holdings LLC	6.63	07/15/32	175,000	179,720
Cleveland-Cliffs Inc. (a)	6.88	11/01/29	255,000	249,532
Cleveland-Cliffs Inc. (a)	7.50	09/15/31	90,000	87,869
Glencore Funding LLC (a)	2.63	09/23/31	260,000	224,180
Glencore Funding LLC (a)	3.38	09/23/51	170,000	111,411
Silgan Holdings Inc. (a)	1.40	04/01/26	125,000	120,625
Total Materials				1,474,554

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2025  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 33.2% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Real Estate | 0.7%
American Tower Corp.	5.50%	03/15/28	$205,000	$209,846
AvalonBay Communities, Inc.	5.35	06/01/34	135,000	136,889
Healthpeak OP, LLC	5.25	12/15/32	125,000	125,527
Host Hotels & Resorts, LP	4.50	02/01/26	150,000	149,435
Realty Income Corp.	4.85	03/15/30	200,000	200,699
VICI Properties LP	4.75	02/15/28	180,000	180,012
Total Real Estate				1,002,408
Utilities | 4.3%
Ameren Illinois Co.	5.90	12/01/52	175,000	180,708
American Water Capital Corp.	2.80	05/01/30	920,000	841,625
American Water Capital Corp.	5.45	03/01/54	365,000	351,809
Evergy Kansas Central, Inc.	3.45	04/15/50	875,000	612,311
Florida Power & Light Co.	5.05	04/01/28	170,000	173,274
Indiana Michigan Power Co.	5.63	04/01/53	215,000	210,897
Indianapolis Power & Light Co. (a)	5.65	12/01/32	260,000	268,581
Oklahoma Gas & Electric Co.	5.60	04/01/53	107,000	104,435
Pacific Gas & Electric Co.	3.00	06/15/28	225,000	211,552
Pacific Gas & Electric Co.	4.55	07/01/30	130,000	125,835
Pacific Gas & Electric Co.	4.25	03/15/46	770,000	599,230
PacifiCorp	5.30	02/15/31	500,000	510,299
Public Service Electric & Gas Co.	4.65	03/15/33	105,000	103,508
Public Service Electric & Gas Co.	5.13	03/15/53	300,000	281,967
SCE Recovery Funding LLC	2.51	11/15/43	190,000	128,587
Southern California Edison Co.	5.30	03/01/28	115,000	116,383
Southern California Edison Co.	2.25	06/01/30	55,000	48,020
Southern California Edison Co.	5.45	06/01/31	400,000	405,318
Southern California Edison Co.	4.50	09/01/40	200,000	170,810
Southern California Edison Co.	4.00	04/01/47	164,000	122,459
Southern California Edison Co.	3.65	02/01/50	214,000	148,390
TerraForm Power Operating LLC (a)	4.75	01/15/30	171,000	158,820
Total Utilities				5,874,818
Total Corporate Bonds–Other
(Cost $47,628,189)				45,897,763

Mortgage-Backed Securities | 27.8% of portfolio

Farm 2021-1 Mortgage Trust 21-1 (a)	2.18(b)	01/25/51	202,212	162,473
FHLMC 25-HQA1 (a)	5.29(b)	02/25/45	254,375	253,581
FHLMC QA7479	3.00	03/01/50	182,723	160,295
FHLMC QE2363	3.50	05/01/52	1,208,306	1,090,557
FHLMC RA8249	5.50	11/01/52	636,679	638,166
FHLMC SD1188	3.50	06/01/52	650,381	587,002
FHLMC SD1495	5.00	08/01/52	764,715	758,954
FHLMC SD2605	5.50	04/01/53	445,443	446,374
FHLMC SD7555	3.00	08/01/52	756,779	665,506
FHLMC SD8068	3.00	06/01/50	175,732	153,164
FHLMC SD8193	2.00	02/01/52	5,548,178	4,414,938
FHLMC SD8237	4.00	08/01/52	1,208,098	1,127,354
FNMA BN7662	3.50	07/01/49	71,080	64,790
FNMA CA4016	3.00	08/01/49	407,280	358,043
FNMA FM1000	3.00	04/01/47	763,966	676,528
FNMA FM4231	2.50	09/01/50	204,236	171,399
FNMA MA3691	3.00	07/01/49	119,668	105,202
FNMA MA3834	3.00	11/01/49	250,215	219,913

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2025  |  (Unaudited)  |
(Continued)
Mortgage-Backed Securities | 27.8% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
FNMA MA3960	3.00%	03/01/50	$117,172	$102,666
FNMA MA3992	3.50	04/01/50	113,731	103,477
FNMA MA4048	3.00	06/01/50	526,789	461,726
FNMA MA4124	2.50	09/01/35	881,254	819,849
FNMA MA4179	2.00	11/01/35	2,928,593	2,667,422
FNMA MA4254	1.50	02/01/51	2,387,193	1,803,660
FNMA MA4303	2.00	04/01/36	1,185,297	1,074,388
FNMA MA4418	2.00	09/01/36	1,987,053	1,798,114
FNMA MA4437	2.00	10/01/51	3,603,717	2,873,005
FNMA MA4579	3.00	04/01/52	631,570	547,906
GNMA 21-8	1.00	01/20/50	422,257	327,449
GNMA 22-177	5.00	05/20/48	1,147,017	1,163,327
GNMA 23-128	5.75	08/20/47	442,017	445,785
GNMA 23-22EA	5.00	09/20/49	566,601	569,055
GNMA 23-22EC	5.00	01/20/51	297,351	300,273
GNMA 23-4	5.00	07/20/49	170,155	171,341
GNMA 23-59	5.00	11/20/41	311,815	312,303
GNMA 23-76	5.00	05/20/53	1,329,127	1,334,051
GNMA 23-84KA	5.50	06/20/42	429,545	433,570
GNMA 24-103	4.50	06/20/54	1,114,568	1,091,703
GNMA 24-51	5.00	04/20/62	294,410	295,774
GNMA 24-92	5.00	05/20/54	579,707	581,789
GNMA 25-28	5.00	08/20/53	676,816	674,077
GNMA 786247	4.00	07/20/52	534,956	500,914
GNMA 786428	4.00	06/20/52	941,675	879,883
GNMA 786576	4.50	09/20/52	246,145	237,438
GNMA 787291	7.50	03/20/54	127,994	132,758
GNMA 787343	7.50	04/20/54	156,907	162,748
GNMA CK0445	4.00	02/15/52	1,084,973	1,021,293
GNMA CV1215	7.00	07/20/53	101,328	104,548
GNMA CW8493	8.00	11/20/53	13,301	13,727
GNMA CW8495	7.50	11/20/53	47,684	49,438
GNMA MA8346	4.00	10/20/52	3,032,677	2,848,764
GNMA MA8880	6.00	05/20/53	422,620	431,508
Total Mortgage-Backed Securities
(Cost $40,214,171)				38,389,968
U.S. Government & Agency Obligations | 19.3% of portfolio

U.S. International Development Finance Corp.	1.05	10/15/29	91,479	84,750
U.S. Treasury Note	4.13	02/28/27	5,160,000	5,179,551
U.S. Treasury Note	3.88	03/15/28	1,724,000	1,723,731
U.S. Treasury Note	4.00	02/28/30	850,000	851,926
U.S. Treasury Note	4.13	02/29/32	3,010,000	3,017,995
U.S. Treasury Note	4.63	02/15/35	1,681,000	1,736,683
U.S. Treasury Note	2.38	02/15/42	4,918,000	3,650,078
U.S. Treasury Note	3.25	05/15/42	510,000	430,930
U.S. Treasury Note	3.38	08/15/42	4,374,000	3,749,851
U.S. Treasury Note	4.75	02/15/45	2,577,000	2,624,111
U.S. Treasury Note	4.50	11/15/54	3,645,000	3,591,464
Total U.S. Government & Agency Obligations
(Cost $27,804,385)				26,641,070

Asset-Backed Securities | 10.0% of portfolio

Avant Loans Funding Trust 25-REV1 (a)	5.12	05/15/34	340,000	341,631
Capital One Prime Auto Receivables Trust 24-1	4.62	07/16/29	200,000	200,842
Carvana Auto Receivables Trust 24-P1 (a)	5.05	04/10/29	325,000	327,202

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2025  |  (Unaudited)  |
(Continued)
Asset-Backed Securities | 10.0% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Chase Auto Owner Trust 24-2A (a)	5.52%	06/25/29	$280,000	$284,444
Colony American Finance Ltd. 21-2 (a)	1.41	07/15/54	120,432	114,502
CoreVest American Finance 20-4 (a)	1.17	12/15/52	59,425	58,418
CoreVest American Finance 21-1 (a)	1.57	04/15/53	534,671	516,819
CoreVest American Finance 21-3 (a)	2.49	10/15/54	660,000	634,093
Daimler Trucks Retail Trust 24-1	5.49	12/15/27	330,000	332,852
Firstkey Homes Trust 22-SFR2 (a)	4.25	07/17/39	321,387	317,644
Ford Credit Auto Lease Trust 20-A	5.06	05/15/27	260,000	260,870
Ford Credit Auto Owner Trust 24-D	4.61	08/15/29	200,000	201,281
Frontier Issuer 23-1A (a)	6.60	08/20/53	1,000,000	1,018,426
Frontier Issuer 23-1B (a)	8.30	08/20/53	675,000	697,536
Frontier Issuer 24-1A (a)	6.19	06/20/54	395,000	407,587
FRTKL 21-SFR1 (a)	1.57	09/17/38	250,000	238,588
GLS Auto Select Receivables Trust 24-1A (a)	5.24	03/15/30	170,729	171,817
GM Financial Automobile Leasing Trust 24-1	5.09	03/22/27	525,000	527,328
Gracie Point International Funding 23-2A (a)	6.67(b)	03/01/27	36,745	36,806
GreatAmerica Leasing Receivables Funding 24-2 (a)	5.02	05/15/31	625,000	635,745
Honda Auto Receivables Owner Trust 24-1	5.21	08/15/28	580,000	585,558
John Deere Owner Trust 23-B	5.18	03/15/28	185,000	186,096
LAD Auto Receivables Trust 23-2 (a)	5.93	06/15/27	22,897	22,926
Oasis Securitisation 23-1A (a)	7.00	02/15/35	96,430	96,450
Oportun Funding 21-B (a)	1.47	05/08/31	479,021	467,149
Progress Residential Trust 21-SFR8 (a)	1.51	10/17/38	332,695	319,212
Progress Residential Trust 22-SFR3 (a)	3.20	04/17/39	240,000	233,545
Progress Residential Trust 22-SFR3 (a)	3.60	04/17/39	165,000	160,108
Progress Residential Trust 25-SFR1 (a)	3.65(b)	02/17/42	270,000	252,147
Santander Drive Auto Receivables Trust 24-2	5.63	11/15/28	200,000	201,522
SBA Tower Trust (a)	1.88	01/15/26	20,000	19,507
SBA Tower Trust (a)	1.63	11/15/26	160,000	151,942
SBA Tower Trust (a)	6.60	01/15/28	210,000	215,269
SBA Tower Trust (a)	2.59	10/15/31	309,877	261,794
SBIC 2023-10B	5.69	09/10/33	313,748	324,998
Subway Funding 24-1A (a)	6.27	07/30/54	134,663	136,631
Switch ABS Issuer, LLC (a)	5.04	03/25/55	340,000	328,006
Tesla Sustainable Energy Trust 24-1A (a)	5.29	06/20/50	170,000	170,346
T-Mobile US Trust 22-1A (a)	4.91	05/22/28	240,500	240,689
Toyota Lease Owner Trust 25-A (a)	4.75	02/22/28	655,000	658,992
Tricon Residential 24-SFR4 (a)	4.30	11/17/41	224,870	218,705
Volkswagen Auto Lease Trust 24-A	5.21	06/21/27	230,000	232,232
Volkswagen Auto Loan Enhanced Trust 24-1	4.63	07/20/29	300,000	301,829
Westgate Resorts 22-1A (a)	2.29	08/20/36	92,628	91,360
Westgate Resorts 24-1A (a)	6.06	01/20/38	323,622	328,016
Westgate Resorts 24-1B (a)	6.56	01/20/38	271,033	274,658
Total Asset-Backed Securities
(Cost $13,742,450)				13,804,118

Yankee Bonds | 7.9% of portfolio

AerCap Ireland Capital DAC	3.88	01/23/28	250,000	244,193
Aptiv PLC	3.10	12/01/51	280,000	163,952
Avolon Holdings Funding Ltd. (a)	2.75	02/21/28	755,000	709,792
Banco Santander SA	6.53(b)	11/07/27	200,000	205,915
Bank of Nova Scotia (The)	4.93(b)	02/14/29	495,000	498,030
Barclays PLC	5.79(b)	02/25/36	415,000	417,266
Barclays PLC	6.04(b)	03/12/55	200,000	202,162
Cenovus Energy Inc.	5.25	06/15/37	395,000	379,518
Danske Bank AS (a)	5.43(b)	03/01/28	260,000	264,333
Delta and SkyMiles IP Ltd. (a)	4.75	10/20/28	800,000	796,675

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2025  |  (Unaudited)  |
(Continued)
Yankee Bonds | 7.9% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Electricite de France SA (a)	6.00%	04/22/64	$370,000	$349,747
Enbridge Inc.	5.70	03/08/33	320,000	328,429
Hyundai Capital Services Inc. (a)	5.13	02/05/27	550,000	554,106
Hyundai Capital Services Inc. (a)	5.25	01/22/28	500,000	506,118
ING Groep NV	5.34(b)	03/19/30	320,000	325,945
Korea Expressway Corp. (a)	5.00	05/14/27	660,000	669,447
Mitsubishi UFJ Financial Group Inc.	3.74	03/07/29	300,000	291,219
Mizuho Financial Group Inc.	4.25(b)	09/11/29	200,000	197,152
Petroleos Mexicanos	5.35	02/12/28	400,000	370,572
Petroleos Mexicanos	6.84	01/23/30	250,000	229,143
Petronas Capital Ltd. (a)	3.40	04/28/61	360,000	234,977
Roche Holdings Inc. (a)	5.49	11/13/30	390,000	408,459
Roche Holdings Inc. (a)	5.22	03/08/54	200,000	193,354
Royal Bank of Canada	4.97(b)	01/24/29	335,000	337,524
Royal Bank of Canada	5.15(b)	02/04/31	340,000	344,117
Santander UK Group Holdings PLC	6.53(b)	01/10/29	275,000	285,916
Societe Generale (a)	5.52(b)	01/19/28	325,000	328,198
Sumitomo Mitsui Financial Group Inc.	5.52	01/13/28	200,000	205,326
Svenska Handelsbanken AB (a)	5.50	06/15/28	260,000	266,854
Toronto-Dominion Bank (The)	5.15(b)	09/10/34	355,000	351,581
Var Energi ASA (a)	7.50	01/15/28	200,000	211,904
Total Yankee Bonds
(Cost $10,978,742)				10,871,924
Municipal Bonds | 1.2% of portfolio

Arizona | 0.2%
Pinal County Arizona Revenue Obligation	1.58	08/01/26	110,000	105,787
Yuma Arizona Pledged Revenue	2.63	07/15/38	135,000	107,766
Total Arizona				213,553
California | 0.9%
City of Chula Vista California Pension Obligation	2.91	06/01/45	255,000	174,332
City of Monterey Park California Pension Obligation	1.89	06/01/30	1,000,000	883,150
Huntington Beach California Pension Obligation	1.68	06/15/27	155,000	146,523
San Francisco California City & County Airports	3.35	05/01/51	100,000	70,695
Total California				1,274,700
West Virginia | 0.1%
West Virginia State University Revenues	3.01	10/01/41	150,000	116,186
Total West Virginia				116,186
Total Municipal Bonds
(Cost $1,905,000)				1,604,439
Corporate Bond Guaranteed by Export-Import Bank of the United States | less than 0.1% of portfolio

Energy | Less than 0.1%
Petroleos Mexicanos	4.91(b)	04/15/25	17,875	17,871
Total Energy				17,871
Total Corporate Bond Guaranteed by Export-Import Bank of the United States
(Cost $17,875)				17,871

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2025  |  (Unaudited)  |
(Continued)
Money Market Fund | 0.6% of portfolio
	Interest Rate /Yield	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class	4.29%(c)	845,251	$845,251
Total Money Market Fund
(Cost $845,251)			845,251
Total Investments in Securities
(Cost $143,136,063) | 100.0%			$138,072,404
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Trustees. The total of such securities at period-end amounts to $23,889,282 and represents 17.3% of total investments.
(b)	Variable coupon rate as of March 31, 2025.
(c)	7-day yield at March 31, 2025.
LLC -Limited Liability Company
LP -Limited Partnership
Pte -Private Limited Company
FHLMC -Federal Home Loan Mortgage Corporation
ABS -Asset-Backed Security
DAC -Designated Activity Company
PLC -Public Limited Company
SA -Sociedad Anonima or Societe Anonyme
AS -Anonim Sirket
NV -Naamloze Vennottschap
AB -Aktiebolag
ASA -Allmennaksjeselskap
At March 31, 2025, the cost of investment securities for tax purposes was $143,288,777. Net unrealized depreciation of investment securities was $5,216,373 consisting of unrealized gains of $1,110,401 and unrealized losses of $6,326,774.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Portfolio of Investments  |  Intermediate Bond Fund  |  March 31, 2025  |  (Unaudited)  |
(Continued)
Intermediate Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds–Other	$ —	$45,897,763	$ —	$45,897,763
Mortgage-Backed Securities	—	38,389,968	—	38,389,968
U.S. Government & Agency Obligations	—	26,641,070	—	26,641,070
Asset-Backed Securities	—	13,804,118	—	13,804,118
Yankee Bonds	—	10,871,924	—	10,871,924
Municipal Bonds	—	1,604,439	—	1,604,439
Corporate Bond Guaranteed by Export-Import Bank of the United States	—	17,871	—	17,871
Money Market Fund	845,251	—	—	845,251
Total	$845,251	$137,227,153	$ —	$138,072,404

Portfolio of Investments
Stock Index Fund  |  March 31, 2025  |  (Unaudited)

	Cost	Value
Investment	$14,477,362	$248,639,769
Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Index Master Portfolio managed by BlackRock Fund Advisors.  As of March 31, 2025, the Stock Index Fund's ownership interest in the S&P 500 Index Master Portfolio was 0.58%.  See the Appendix for the S&P 500 Index Master Portfolio for holdings information.

Portfolio of Investments
Value Fund  |  March 31, 2025  |  (Unaudited)

Common Stocks | 98.6% of portfolio
	Shares	Value
Communication Services | 6.3%
Entertainment
Walt Disney Co. (The)	214,500	$21,171,150
Interactive Media & Services
Alphabet, Inc., Class C	94,720	14,798,106
Meta Platforms, Inc., Class A	46,400	26,743,104
Total Communication Services		62,712,360
Consumer Discretionary | 7.3%
Distributors
LKQ Corp.	169,500	7,210,530
Hotels, Restaurants & Leisure
McDonald's Corp.	74,097	23,145,680
Household Durables
PulteGroup, Inc.	112,700	11,585,560
Specialty Retail
Home Depot, Inc. (The)	36,918	13,530,078
TJX Companies, Inc. (The)	143,200	17,441,760
Total Consumer Discretionary		72,913,608
Consumer Staples | 1.9%
Food Products
Kraft Heinz Co. (The)	227,700	6,928,911
Household Products
Procter & Gamble Co. (The)	73,500	12,525,870
Total Consumer Staples		19,454,781
Energy | 6.8%
Oil, Gas & Consumable Fuels
ConocoPhillips	237,500	24,942,250
Diamondback Energy, Inc.	98,600	15,764,168
Exxon Mobil Corp.	232,000	27,591,760
Total Energy		68,298,178
Financials | 23.2%
Banks
Bank of America Corp.	557,102	23,247,866
Citigroup, Inc.	272,039	19,312,049
JPMorgan Chase & Co.	189,591	46,506,672
Truist Financial Corp.	318,400	13,102,160
Capital Markets
Goldman Sachs Group, Inc.	53,374	29,157,682
Financial Services
Fiserv, Inc. (a)	152,100	33,588,243
Visa Inc., Class A	74,898	26,248,753
Insurance
Allstate Corp.	86,984	18,011,777
Chubb Limited	78,938	23,838,487
Total Financials		233,013,689
Health Care | 20.4%
Biotechnology
AbbVie Inc.	180,763	37,873,464
Common Stocks | 98.6% of portfolio (Continued)
	Shares	Value
Health Care | 20.4% (Continued)
Health Care Equipment & Supplies
Abbott Laboratories	233,156	$30,928,143
Boston Scientific Corp. (a)	260,396	26,268,749
GE HealthCare Technologies Inc.	248,000	20,016,080
Health Care Providers & Services
Centene Corp. (a)	167,197	10,150,530
Cigna Group (The)	55,714	18,329,906
UnitedHealth Group Inc.	27,700	14,507,875
Pharmaceuticals
Bristol-Myers Squibb Co.	248,501	15,156,076
Merck & Co., Inc.	187,182	16,801,456
Royalty Pharma PLC, Class A	483,484	15,050,857
Total Health Care		205,083,136
Industrials | 17.6%
Aerospace & Defense
Boeing Co. (The) (a)	87,200	14,871,960
Northrop Grumman Corp.	47,031	24,080,342
Electrical Equipment
Eaton Corp. Public Limited	74,587	20,274,984
Ground Transportation
CSX Corp.	542,082	15,953,473
Industrial Conglomerates
Honeywell International, Inc.	126,773	26,844,183
Machinery
Deere & Co.	54,600	25,626,510
Parker-Hannifin Corp.	50,722	30,831,368
Professional Services
CACI International Inc., Class A (a)	26,400	9,686,688
TransUnion	100,900	8,373,691
Total Industrials		176,543,199
Information Technology | 7.1%
Semiconductors & Semiconductor Equipment
Lam Research Corp.	283,000	20,574,100
NXP Semiconductors NV	94,763	18,010,656
Software
Microsoft Corp.	59,514	22,340,960
Oracle Corp.	73,400	10,262,054
Total Information Technology		71,187,770
Materials | 5.0%
Chemicals
DuPont de Nemours, Inc.	226,278	16,898,441
Containers & Packaging
Avery Dennison Corp.	109,387	19,467,605
Metals & Mining
Freeport-McMoRan Inc.	375,000	14,197,500
Total Materials		50,563,546

Portfolio of Investments  |  Value Fund  |  March 31, 2025  |  (Unaudited)  |  (Continued)
Common Stocks | 98.6% of portfolio (Continued)
	Shares	Value
Real Estate | 3.0%
Specialized REITs
Crown Castle Inc.	149,400	$15,571,962
Digital Realty Trust, Inc.	103,101	14,773,342
Total Real Estate		30,345,304
Total Common Stocks
(Cost $572,320,837)		990,115,571
Money Market Fund | 1.4% of portfolio

State Street Institutional U.S. Government Money Market Fund Premier Class, 4.29% (b)	13,791,803	13,791,803
Total Money Market Fund
(Cost $13,791,803)		13,791,803
Total Investments in Securities
(Cost $586,112,640) | 100.0%		$1,003,907,374
(a)	Non-income producing.
(b)	7-day yield at March 31, 2025.
PLC -Public Limited Company
NV -Naamloze Vennottschap
At March 31, 2025, the cost of investment securities for tax purposes was $587,139,084. Net unrealized appreciation of investment securities was $416,768,290 consisting of unrealized gains of $430,480,781 and unrealized losses of $13,712,491.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$990,115,571	$ —	$ —	$990,115,571
Money Market Fund	13,791,803	—	—	13,791,803
Total	$1,003,907,374	$ —	$ —	$1,003,907,374

Portfolio of Investments
Growth Fund  |  March 31, 2025  |  (Unaudited)

Common Stocks | 99.4% of portfolio
	Shares	Value
Communication Services | 12.6%
Entertainment
Netflix, Inc. (a)	8,882	$8,282,732
Interactive Media & Services
Alphabet, Inc., Class A	118,261	18,287,881
Meta Platforms, Inc., Class A	32,920	18,973,771
Total Communication Services		45,544,384
Consumer Discretionary | 12.7%
Broadline Retail
Amazon.com, Inc. (a)	144,416	27,476,588
Coupang, Inc. (a)	161,027	3,531,322
MercadoLibre, Inc. (a)	1,534	2,992,635
Hotels, Restaurants & Leisure
Booking Holdings, Inc.	1,358	6,256,184
Chipotle Mexican Grill, Inc. (a)	69,494	3,489,293
Textiles, Apparel & Luxury Goods
lululemon athletica Inc. (a)	6,618	1,873,291
Total Consumer Discretionary		45,619,313
Energy | 0.7%
Energy Equipment & Services
Schlumberger NV	60,581	2,532,286
Total Energy		2,532,286
Financials | 12.6%
Capital Markets
Charles Schwab Corp. (The)	38,067	2,979,884
Tradeweb Markets Inc.	17,765	2,637,392
Financial Services
Affirm Holdings, Inc. (a)	24,665	1,114,612
Block, Inc. (a)	83,928	4,559,808
Fiserv, Inc. (a)	43,513	9,608,976
Mastercard Inc., Class A	24,785	13,585,154
Visa Inc., Class A	31,496	11,038,088
Total Financials		45,523,914
Health Care | 14.7%
Biotechnology
argenx SE ADR (a)	5,513	3,262,952
Legend Biotech Corp. ADR (a)	34,367	1,166,072
Natera, Inc. (a)	17,362	2,455,160
Health Care Equipment & Supplies
Becton, Dickinson & Co.	8,003	1,833,167
Intuitive Surgical, Inc. (a)	16,828	8,334,404
Sonova Holding AG ADR	38,844	2,264,411
Stryker Corp.	16,408	6,107,878
Health Care Providers & Services
Cigna Group (The)	17,718	5,829,222
UnitedHealth Group Inc.	18,394	9,633,857
Life Sciences Tools & Services
Danaher Corp.	12,958	2,656,390
Common Stocks | 99.4% of portfolio (Continued)
	Shares	Value
Health Care | 14.7% (Continued)
Pharmaceuticals
Eli Lilly & Co.	11,627	$9,602,856
Total Health Care		53,146,369
Industrials | 4.0%
Aerospace & Defense
Boeing Co. (The) (a)	18,365	3,132,151
Howmet Aerospace Inc.	34,004	4,411,339
Machinery
Ingersoll Rand Inc.	40,374	3,231,131
Professional Services
Equifax Inc.	14,718	3,584,716
Total Industrials		14,359,337
Information Technology | 42.1%
Electronic Equipment, Instruments & Components
Amphenol Corp., Class A	106,214	6,966,576
IT Services
Shopify Inc., Class A (a)	35,178	3,355,454
Semiconductors & Semiconductor Equipment
ASML Holding NV ADR	2,785	1,845,425
Broadcom Inc.	50,751	8,497,240
Entegris, Inc.	42,934	3,755,866
NVIDIA Corp.	258,890	28,058,498
Software
AppLovin Corp., Class A (a)	9,838	2,606,775
Aurora Innovation, Inc. (a)	164,861	1,108,690
Dynatrace, Inc. (a)	35,184	1,658,926
Fair Isaac Corp. (a)	1,651	3,044,708
HubSpot, Inc. (a)	6,820	3,896,198
Intuit, Inc.	20,225	12,417,948
Microsoft Corp.	112,140	42,096,234
ServiceNow, Inc. (a)	8,013	6,379,470
Technology Hardware, Storage & Peripherals
Apple, Inc.	117,522	26,105,162
Total Information Technology		151,793,170
Total Common Stocks
(Cost $190,755,407)		358,518,773
Money Market Fund | 0.6% of portfolio

State Street Institutional U.S. Government Money Market Fund Premier Class, 4.29% (b)	1,999,508	1,999,508
Total Money Market Fund
(Cost $1,999,508)		1,999,508
Total Investments in Securities
(Cost $192,754,915) | 100.0%		$360,518,281

Portfolio of Investments  |  Growth Fund  |  March 31, 2025  |  (Unaudited)  |  (Continued)
(a)	Non-income producing.
(b)	7-day yield at March 31, 2025.
NV -Naamloze Vennottschap
ADR -American Depositary Receipt
SE -Societas Europaea
AG -Aktiengesellschaft
At March 31, 2025, the cost of investment securities for tax purposes was $193,863,476. Net unrealized appreciation of investment securities was $166,654,805 consisting of unrealized gains of $173,936,102 and unrealized losses of $7,281,297.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$358,518,773	$ —	$ —	$358,518,773
Money Market Fund	1,999,508	—	—	1,999,508
Total	$360,518,281	$ —	$ —	$360,518,281

Portfolio of Investments
International Equity Fund  |  March 31, 2025  |  (Unaudited)

Common Stocks | 96.2% of portfolio
	Shares	Value
Australia | 1.7%
BHP Group Ltd. ADR	31,429	$1,525,564
Total Australia		1,525,564
Britain | 9.5%
Haleon PLC	668,928	3,378,221
Rio Tinto PLC	27,651	1,659,342
Shell PLC	97,578	3,551,867
Total Britain		8,589,430
Canada | 6.9%
Alimentation Couche-Tard Inc.	37,500	1,849,397
Canadian National Railway Co.	10,407	1,014,266
Manulife Financial Corp.	108,200	3,371,453
Total Canada		6,235,116
Denmark | 2.9%
Coloplast A/S	9,001	944,057
Genmab A/S (a)	4,235	825,064
Novonesis A/S, Class B	15,086	878,404
Total Denmark		2,647,525
France | 8.7%
Air Liquide SA	7,672	1,457,259
Dassault Systèmes SE	35,710	1,359,576
L’Oréal SA	5,762	2,141,693
Schneider Electric SE	12,518	2,889,721
Total France		7,848,249
Germany | 8.4%
Allianz SE REG	10,600	4,056,722
SAP SE ADR	8,369	2,246,574
Symrise AG	12,416	1,287,216
Total Germany		7,590,512
Hong Kong | 4.0%
AIA Group Ltd.	347,000	2,626,744
Techtronic Industries Co. Ltd.	84,500	1,012,671
Total Hong Kong		3,639,415
India | 1.0%
HDFC Bank Ltd. ADR	13,523	898,468
Total India		898,468
Japan | 18.7%
Chugai Pharmaceutical Co., Ltd.	76,600	3,509,164
Daifuku Co., Ltd.	48,400	1,189,745
Disco Corp.	5,100	1,041,530
Keyence Corp.	2,800	1,100,988
Komatsu Ltd.	57,200	1,674,995
Shimano, Inc.	2,800	393,156
Shionogi & Co., Ltd.	87,100	1,314,749
Sony Group Corp.	140,200	3,547,479
Common Stocks | 96.2% of portfolio (Continued)
	Shares	Value
Japan | 18.7% (Continued)
Sysmex Corp.	112,500	$2,147,626
Unicharm Corp.	114,000	907,985
Total Japan		16,827,417
Netherlands | 4.3%
Adyen NV (a)(b)	915	1,402,508
ASML Holding NV	3,797	2,512,752
Total Netherlands		3,915,260
Republic of South Korea | 1.0%
Samsung Electronics Co., Ltd. GDR (b)	884	870,661
Total Republic of South Korea		870,661
Singapore | 4.6%
DBS Group Holdings Ltd.	120,526	4,139,021
Total Singapore		4,139,021
Spain | 2.1%
Banco Bilboa Vizcaya Argentaria SA	136,517	1,863,125
Total Spain		1,863,125
Sweden | 8.7%
Alfa Laval AB	39,873	1,709,559
Assa Abloy AB	41,430	1,243,780
Atlas Copco AB, Class A	97,605	1,559,087
Epiroc AB, Class A	64,344	1,295,523
Skandinaviska Enskilda Banken AB, Class A	122,283	2,011,709
Total Sweden		7,819,658
Switzerland | 9.7%
Alcon Inc.	21,416	2,033,021
Nestlé SA ADR	23,920	2,417,274
Roche Holding AG REG	9,907	3,260,667
Sonova Holding AG REG	3,639	1,062,516
Total Switzerland		8,773,478
Taiwan | 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,385	1,723,910
Total Taiwan		1,723,910
United States of America | 2.1%
Linde PLC	3,999	1,862,094
Total United States of America		1,862,094
Total Common Stocks
(Cost $65,006,959)		86,768,903

Portfolio of Investments  |  International Equity Fund  |  March 31, 2025  |  (Unaudited)  |
(Continued)
Money Market Fund | 3.8% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class, 4.29% (c)	3,393,929	$3,393,929
Total Money Market Fund
(Cost $3,393,929)		3,393,929
Total Investments in Securities
(Cost $68,400,888) | 100.0%		$90,162,832
(a)	Non-income producing.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $2,273,169 and represents 2.5% of total investments.
(c)	7-day yield at March 31, 2025.
ADR -American Depositary Receipt
PLC -Public Limited Company
A/S -Aktieselskab
SA -Sociedad Anonima or Societe Anonyme
SE -Societas Europaea
REG -Registered Shares
AG -Aktiengesellschaft
NV -Naamloze Vennottschap
GDR -Global Depositary Receipt
AB -Aktiebolag
At March 31, 2025, the cost of investment securities for tax purposes was $68,453,219. Net unrealized appreciation of investment securities was $21,709,613 consisting of unrealized gains of $25,563,345 and unrealized losses of $3,853,732.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
International Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$16,524,747	$70,244,156	$ —	$86,768,903
Money Market Fund	3,393,929	—	—	3,393,929
Total	$19,918,676	$70,244,156	$ —	$90,162,832

Portfolio of Investments
Small-Company Stock Fund  |  March 31, 2025  |  (Unaudited)

Common Stocks | 96.2% of portfolio
	Shares	Value
Consumer Discretionary | 8.2%
Broadline Retail
Savers Value Village, Inc. (a)	187,106	$1,291,032
Hotels, Restaurants & Leisure
Hilton Grand Vacations Inc. (a)	30,000	1,122,300
Household Durables
KB Home	43,200	2,510,784
Leisure Products
Malibu Boats, Inc., Class A (a)	48,200	1,478,776
YETI Holdings, Inc. (a)	95,300	3,154,430
Textiles, Apparel & Luxury Goods
Gildan Activewear Inc.	118,300	5,231,226
Kontoor Brands, Inc.	26,400	1,693,032
Total Consumer Discretionary		16,481,580
Energy | 5.2%
Oil, Gas & Consumable Fuels
Matador Resources Co.	43,600	2,227,524
Northern Oil and Gas, Inc.	99,800	3,016,954
Permian Resources Corp.	164,000	2,271,400
SM Energy Co.	98,900	2,962,055
Total Energy		10,477,933
Financials | 19.1%
Banks
Atlantic Union Bankshares Corp.	149,292	4,648,953
Cadence Bank	157,450	4,780,182
FB Financial Corp.	131,759	6,108,347
Glacier Bancorp, Inc.	119,916	5,302,686
Live Oak Bancshares, Inc.	34,100	909,106
Old National Bancorp	87,600	1,856,244
Capital Markets
DigitalBridge Group, Inc.	287,300	2,533,986
Consumer Finance
Encore Capital Group, Inc. (a)	133,983	4,592,937
Insurance
Kinsale Capital Group, Inc.	16,326	7,946,027
Total Financials		38,678,468
Health Care | 15.1%
Health Care Equipment & Supplies
Enovis Corp. (a)	77,476	2,960,358
Envista Holdings Corp. (a)	294,400	5,081,344
Globus Medical, Inc. (a)	76,325	5,586,990
Integer Holdings Corp. (a)	40,670	4,799,467
iRhythm Technologies, Inc. (a)	32,400	3,391,632
Lantheus Holdings, Inc. (a)	58,200	5,680,320
Health Care Providers & Services
HealthEquity, Inc. (a)	13,900	1,228,343
Life Sciences Tools & Services
Medpace Holdings, Inc. (a)	5,750	1,751,967
Total Health Care		30,480,421
Common Stocks | 96.2% of portfolio (Continued)
	Shares	Value
Industrials | 26.2%
Aerospace & Defense
Triumph Group, Inc. (a)	157,330	$3,986,742
Building Products
Hayward Holdings, Inc. (a)	444,300	6,184,656
Commercial Services & Supplies
OPENLANE, Inc. (a)	175,600	3,385,568
Construction & Engineering
Comfort Systems USA, Inc.	7,788	2,510,306
Machinery
ESAB Corp.	59,776	6,963,904
Federal Signal Corp.	96,294	7,082,424
John Bean Technologies Corp.	39,700	4,851,340
Marine Transportation
Kirby Corp. (a)	36,000	3,636,360
Professional Services
CACI International Inc., Class A (a)	11,071	4,062,171
Verra Mobility Corp. (a)	93,100	2,095,681
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	36,126	8,140,633
Total Industrials		52,899,785
Information Technology | 15.1%
Electronic Equipment, Instruments & Components
Advanced Energy Industries, Inc.	59,662	5,686,385
Plexus Corp. (a)	40,800	5,227,704
Semiconductors & Semiconductor Equipment
Axcelis Technologies, Inc. (a)	34,200	1,698,714
Diodes Inc. (a)	68,686	2,965,175
Software
CCC Intelligent Solutions Holdings Inc. (a)	275,000	2,483,250
Descartes Systems Group Inc. (The) (a)	73,170	7,377,731
Q2 Holdings, Inc. (a)	62,300	4,984,623
Total Information Technology		30,423,582
Materials | 5.1%
Chemicals
Avient Corp.	184,727	6,864,455
Element Solutions Inc.	156,600	3,540,726
Total Materials		10,405,181
Real Estate | 2.2%
Office REITs
Easterly Government Properties, Inc.	106,711	1,131,137

Portfolio of Investments  |  Small-Company Stock Fund  |  March 31, 2025  |  (Unaudited)  |
(Continued)
Common Stocks | 96.2% of portfolio (Continued)
	Shares	Value
Real Estate | 2.2% (Continued)
Real Estate Management & Development
Cushman & Wakefield PLC (a)	319,800	$3,268,356
Total Real Estate		4,399,493
Total Common Stocks
(Cost $163,951,003)		194,246,443
Money Market Fund | 3.8% of portfolio

State Street Institutional U.S. Government Money Market Fund Premier Class, 4.29% (b)	7,670,306	7,670,306
Total Money Market Fund
(Cost $7,670,306)		7,670,306
Total Investments in Securities
(Cost $171,621,309) | 100.0%		$201,916,749
(a)	Non-income producing.
(b)	7-day yield at March 31, 2025.
PLC -Public Limited Company
At March 31, 2025, the cost of investment securities for tax purposes was $170,967,588. Net unrealized appreciation of investment securities was $30,949,161 consisting of unrealized gains of $46,960,402 and unrealized losses of $16,011,241.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Small-Company Stock Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$194,246,443	$ —	$ —	$194,246,443
Money Market Fund	7,670,306	—	—	7,670,306
Total	$201,916,749	$ —	$ —	$201,916,749

Appendix
S&P 500 Index Master Portfolio